SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Deposits And Prepayments
Prepaid rent	$ 21,807	$ 170,335	$ 170,335
Prepaid building management fee	4,040	31,557	28,143
Prepaid governmental rent and rates	7,291	56,950	56,600
Rental deposit	87,229	681,340	681,340
Deposit on building management fee	13,222	103,276	103,276
Others	6,760	52,791	11,000
Total	$ 140,349	$ 1,096,249	$ 1,050,694